LOANS (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
With no related allowance, Recorded Investment	$ 12,605		$ 12,605		$ 13,719	$ 15,271
With no related allowance, Contractual Unpaid Principal Balance	14,846		14,846		15,496	17,586
With no related allowance, Average Recorded Investment	13,911	18,698	13,192	17,912	17,072	13,086
With no related allowance, Interest Income Recognized on Impaired Loans	135	40	176	310	364	345
With an related allowance, Recorded Investment	7,063		7,063		6,002	9,564
With an related allowance, Contractual Unpaid Principal Balance	7,167		7,167		6,972	11,239
Related Allowance	605		605		909	1,515
With an related allowance, Average Recorded Investment	5,947	5,027	6,286	6,308	6,247	8,006
With an related allowance, Interest Income Recognized on Impaired Loans	157	115	225	160	376	121
Recorded Investment Total	19,668		19,668		19,721	24,835
Contractual Unpaid Principal Balance Total	22,013		22,013		22,468	28,825
Related Allowance Total	605		605		909	1,515
Average Recorded Investment Total	19,858	23,725	19,478	24,220	23,319	21,092
Interest Income Recognized on impaired Loans Total	230	155	401	470	740	466
Residential Real Estate [Member]
Recorded Investment Total	5,039		5,039		4,471	3,974
Contractual Unpaid Principal Balance Total	5,638		5,638		4,921	4,962
Related Allowance Total	192		192		200	328
Average Recorded Investment Total	5,082	4,265	4,650	4,132	4,200	4,472
Interest Income Recognized on impaired Loans Total	107	89	148	134	195	78
Commercial Loan [Member]
Recorded Investment Total	14,618		14,618		15,226	20,628
Contractual Unpaid Principal Balance Total	16,364		16,364		17,513	23,613
Related Allowance Total	410		410		705	1,172
Average Recorded Investment Total	14,763	19,330	14,809	19,906	18,969	16,343
Interest Income Recognized on impaired Loans Total	123	64	253	334	544	383
Consumer Loan [Member]
Recorded Investment Total	11		11		24	233
Contractual Unpaid Principal Balance Total	11		11		34	250
Related Allowance Total	2		2		4	15
Average Recorded Investment Total	13	130	19	182	150	277
Interest Income Recognized on impaired Loans Total	0	2	0	2	1	5
Commercial and Industrial [Member]
With no related allowance, Recorded Investment	628		628		545	478
With no related allowance, Contractual Unpaid Principal Balance	822		822		810	808
With no related allowance, Average Recorded Investment	644	503	543	483	496	290
With no related allowance, Interest Income Recognized on Impaired Loans	27	4	31	17	20	25
With an related allowance, Recorded Investment	14		14		65	0
With an related allowance, Contractual Unpaid Principal Balance	14		14		66	0
Related Allowance	7		7		51	0
With an related allowance, Average Recorded Investment	7	108	60	84	80	272
With an related allowance, Interest Income Recognized on Impaired Loans	0	10	0	10	5	0
Construction Loans Real Estate [Member]
With no related allowance, Recorded Investment	1,885		1,885		2,376	1,011
With no related allowance, Contractual Unpaid Principal Balance	2,137		2,137		2,940	1,166
With no related allowance, Average Recorded Investment	1,787	2,550	2,006	2,017	2,088	1,539
With no related allowance, Interest Income Recognized on Impaired Loans	5	10	8	16	20	23
With an related allowance, Recorded Investment	462		462		266	3,365
With an related allowance, Contractual Unpaid Principal Balance	540		540		266	4,085
Related Allowance	43		43		64	674
With an related allowance, Average Recorded Investment	580	733	451	1,631	1,358	1,269
With an related allowance, Interest Income Recognized on Impaired Loans	10	0	12	5	6	4
Commercial Real Estate [Member]
With no related allowance, Recorded Investment	3,576		3,576		5,987	9,195
With no related allowance, Contractual Unpaid Principal Balance	4,798		4,798		6,475	10,085
With no related allowance, Average Recorded Investment	5,494	11,411	5,297	10,989	9,988	7,889
With no related allowance, Interest Income Recognized on Impaired Loans	0	0	0	233	195	158
With an related allowance, Recorded Investment	5,658		5,658		4,505	5,039
With an related allowance, Contractual Unpaid Principal Balance	5,658		5,658		5,474	5,929
Related Allowance	361		361		581	498
With an related allowance, Average Recorded Investment	3,850	2,492	4,527	3,165	3,433	4,043
With an related allowance, Interest Income Recognized on Impaired Loans	143	40	202	53	298	71
Loans to Individuals and Overdrafts [Member]
With no related allowance, Recorded Investment	1		1		3	217
With no related allowance, Contractual Unpaid Principal Balance	1		1		13	234
With no related allowance, Average Recorded Investment	1	108	2	153	123	175
With no related allowance, Interest Income Recognized on Impaired Loans	0	0	0	0	0	4
With an related allowance, Recorded Investment	10		10		21	16
With an related allowance, Contractual Unpaid Principal Balance	10		10		21	16
Related Allowance	2		2		4	15
With an related allowance, Average Recorded Investment	12	22	17	29	27	102
With an related allowance, Interest Income Recognized on Impaired Loans	0	2	0	2	1	1
Multi Family Residential Real Estate [Member]
With no related allowance, Recorded Investment	2,395		2,395		1,442	1,540
With no related allowance, Contractual Unpaid Principal Balance	2,395		2,395		1,442	1,540
With no related allowance, Average Recorded Investment	2,401	1,492	1,915	1,516	1,501	1,041
With no related allowance, Interest Income Recognized on Impaired Loans	0	0	0	0	0	102
With an related allowance, Recorded Investment	0		0		40	0
With an related allowance, Contractual Unpaid Principal Balance	0		0		40	0
Related Allowance	0		0		9	0
With an related allowance, Average Recorded Investment	0	41	10	21	25	0
With an related allowance, Interest Income Recognized on Impaired Loans	0	0	0	0	0	0
Family Residential Real Estate 1 to 4 [Member]
With no related allowance, Recorded Investment	3,345		3,345		2,725	2,100
With no related allowance, Contractual Unpaid Principal Balance	3,686		3,686		2,995	2,929
With no related allowance, Average Recorded Investment	2,955	1,616	2,877	1,800	1,985	1,747
With no related allowance, Interest Income Recognized on Impaired Loans	100	26	133	39	123	33
With an related allowance, Recorded Investment	765		765		926	736
With an related allowance, Contractual Unpaid Principal Balance	764		764		926	774
Related Allowance	75		75		43	170
With an related allowance, Average Recorded Investment	1,146	1,503	967	1,129	1,089	2,000
With an related allowance, Interest Income Recognized on Impaired Loans	1	63	8	87	56	35
Home Equity Line of Credit [Member]
With no related allowance, Recorded Investment	775		775		641	730
With no related allowance, Contractual Unpaid Principal Balance	1,007		1,007		821	824
With no related allowance, Average Recorded Investment	629	1,018	552	954	891	405
With no related allowance, Interest Income Recognized on Impaired Loans	3	0	4	5	6	0
With an related allowance, Recorded Investment	154		154		179	408
With an related allowance, Contractual Unpaid Principal Balance	181		181		179	435
Related Allowance	117		117		157	158
With an related allowance, Average Recorded Investment	352	128	254	249	235	320
With an related allowance, Interest Income Recognized on Impaired Loans	$ 3	$ 0	$ 3	$ 3	$ 10	$ 10